STATUTORY RESERVE (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Balance, Beginning	$ 2,508,735	$ 1,653,723	$ 967,821
Addition to statutory reserve	784,686	855,012	685,902
Balance, Ending	$ 3,293,421	$ 2,508,735	$ 1,653,723